SEGMENTS - Schedule of Revenue and Long-Lived Assets, by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	$ 6,454,402	$ 4,345,939	$ 4,166,799
Total long-lived assets	1,430,850	219,665
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	2,313,358	1,072,472	971,902
Total long-lived assets	395,437	14,057
Costa Rica
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	296,987	0
Vessels and containers on-the-water or in-transit
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	234,959	0
Honduras
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	117,419	0
Chile
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	88,482	79
Ecuador
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	88,011	0
UK
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	796,474	687,760	721,525
Total long-lived assets	36,995	42,419
Czech Republic
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	32,636	27,431
Sweden
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	613,911	549,447	533,170
Total long-lived assets	30,793	38,597
Denmark
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	26,578	30,363
Spain
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	637,123	592,306	562,655
Total long-lived assets	24,993	27,780
Ireland
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	416,410	404,482	377,199
Total long-lived assets	23,523	26,254
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	1,677,126	1,039,472	$ 1,000,348
Total long-lived assets	$ 34,037	$ 12,685